Schedule of components of deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Net operating loss carryforward	$ 11,215	$ 11,408
Allowance of doubtful accounts	1,227	1,141
Less: Valuation allowance	(12,442)	(12,549)	$ (12,611)	$ (18,386)
Total deferred tax assets, net